STOCKHOLDERS' EQUITY (Common Stock Issued for Cash) (Details) (USD $)	1 Months Ended							2 Months Ended	9 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended		3 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended	3 Months Ended		1 Months Ended
	Feb. 28, 2013	Jan. 31, 2012	Dec. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Sep. 30, 2010	Mar. 31, 2013	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Aug. 31, 2012 Private Placement [Member]	Jun. 30, 2012 Private Placement [Member]	Jan. 05, 2012 Lincoln Park Capital Fund, LLC. [Member]	Jan. 31, 2012 Lincoln Park Capital Fund, LLC. [Member]	Aug. 31, 2010 Lincoln Park Capital Fund, LLC. [Member]	Jun. 30, 2012 Lincoln Park Capital Fund, LLC. [Member]	Jun. 30, 2011 Lincoln Park Capital Fund, LLC. [Member]	Mar. 31, 2013 Lincoln Park Capital Fund, LLC. [Member]	Jun. 30, 2012 Lincoln Park Capital Fund, LLC. [Member]	Jun. 30, 2011 Lincoln Park Capital Fund, LLC. [Member]	Jan. 05, 2012 Lincoln Park Capital Fund, LLC. [Member] Common Stock Purchase Agreement [Member]	Aug. 31, 2010 Lincoln Park Capital Fund, LLC. [Member] Common Stock Purchase Agreement [Member]	Sep. 26, 2012 Lincoln Park Capital Fund, LLC. [Member] Common Stock Purchase Agreement [Member]	Sep. 02, 2010 Lincoln Park Capital Fund, LLC. [Member] Common Stock Purchase Agreement [Member]	Jan. 31, 2012 Lincoln Park Capital Fund, LLC. [Member] New Common Stock Purchase Agreement [Member]
Stockholders Equity Note [Line Items]
Common stock issued upon exercise of options for cash											$ 33,335	$ 122,000
Proceeds from exercise of stock options		42,500		30,000	122,000					33,335	75,835	122,000
Common stock and warrants issued for cash, shares	210,226			75,000		303,303	180,000	857,379					256,000	1,143,400		2,336,569		686,082	2,148,063	1,333,820	1,002,749	2,148,063	316,667	200,000	1,083,889
Number of shares callable by warrants					120,000		180,000																			200,000
Exercise price of shares called by warrants				1.25	1.25	1.25	1.25	1.60	1.60																	1.25
Proceeds from issuance of private placement							162,000	300,000				1,352,720	128,000												720,003
Issuance costs for private placement												19,180
Exercise price of stock options exercised during period		$ 0.5	$ 0.667	$ 1	$ 1.22
Proceeds from sale of stock through private placements									1,258,000	566,700	1,181,700	3,272,766						510,000	3,158,866		610,000		100,000	190,000			100,000
Common stock registered																	2,500,000		2,500,000				4,400,000
Period of time to sell common stock																		30 months	30 months
Maximum amount per transaction																		500,000	500,000					10,000
Additional amount since agreement was signed																		$ 4,900,000	$ 480,000
Market price benchmark, no purchases can occur																			$ 1		$ 0.35
Common stock issued as commitment fee															150,000				75,000
Additional shares available for issuance per agreement																			225,000
Shares of common stock issued, pro rata															450,000			194,080	148,063		194,080	148,063